Income tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Effective income tax rate	7.61%	7.94%
Tax losses carried forward	$ 82,300	$ 40,400
Amount of tax losses carried forward for which a deferred tax asset has not been recognized	329,526
Income tax payable	96,900	110,400
Unrecognized tax benefits	96,400	92,900	$ 0
Adjustments
Income Tax [Line Items]
Income tax payable		(16,325)
Unrecognized tax benefits		16,325
Foreign
Income Tax [Line Items]
Tax losses carried forward	331,024	$ 207,800
Tax losses carried forward	$ 1,498